Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade accounts receivables
Total trade accounts receivables	$ 4,133	$ 5,380
Total contract assets	(0)	(0)
Contract liabilities - current	392	353
Contract liabilities - noncurrent	3	3
Total contract liabilities	395	356
Deferred revenue
Total deferred revenue	114	241
Revenue from continuing operations recognized in the period from amounts included in the deferred revenue at the beginning of the year	218	179
Semiconductors Segment
Trade accounts receivables
Total trade accounts receivables	3,645	5,103
Deferred revenue
Total deferred revenue	5
Non-reportable Segments
Trade accounts receivables
Total trade accounts receivables	488	277
Deferred revenue
Total deferred revenue	$ 109	$ 241